Segment, Product and Geographic Information - Carrying values of the Company's tangible long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment, Product and Geographic Information
Property, plant and equipment	$ 126,138	$ 133,236
Taiwan
Segment, Product and Geographic Information
Property, plant and equipment	123,361	130,951
U.S.
Segment, Product and Geographic Information
Property, plant and equipment	1,595	1,163
China
Segment, Product and Geographic Information
Property, plant and equipment	834	662
Korea
Segment, Product and Geographic Information
Property, plant and equipment	245	343
Israel
Segment, Product and Geographic Information
Property, plant and equipment		65
Japan
Segment, Product and Geographic Information
Property, plant and equipment	$ 103	$ 52